Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Description of useful life, property, plant and equipment	<table border="0" cellpadding="0" cellspacing="0" style="font-size: 10pt; font-family: "Times New Roman", Times, serif; width: 100%;"><tbody><tr style="background-color: rgb(204, 238, 255);"><td style="width: 25%;">Buildings and Camp Structures</td><td style="width: 75%;">5 to 20 years</td></tr> <tr style="background-color: rgb(255, 255, 255);"><td style="width: 25%;"><em style="font: inherit;">Exploration equipment</em></td><td style="width: 75%;">5 years</td></tr> <tr style="background-color: rgb(204, 238, 255);"><td style="width: 25%;"><em style="font: inherit;">Vehicles</em></td><td style="width: 75%;">5 years</td></tr> <tr style="background-color: rgb(255, 255, 255);"><td style="width: 25%;"><em style="font: inherit;">Furniture and fixtures</em></td><td style="width: 75%;">5 years</td></tr> <tr style="background-color: rgb(204, 238, 255);"><td style="width: 25%;"><em style="font: inherit;">Computer equipment</em></td><td style="width: 75%;">3 years</td></tr> <tr><td style="width: 25%;"><em style="font: inherit;">Computer software</em></td><td style="width: 75%;">1 year</td></tr> </tbody></table>